Note 2 - Summary of Significant Accounting Policies (Details) - Earnings Per Share, Common Equivalent Shares (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Numerator
Net income (loss) from continuing operations (in Dollars)	$ (260)	$ 2,360	$ (27,133)	$ (2,924)
Net loss from discontinued operations (in Dollars)		(221)	(213)	(1,755)
Net income (loss) (in Dollars)	$ (260)	$ 2,139	$ (27,346)	$ (4,679)
Denominator
Weighted-average common shares outstanding	25,286	19,449
Shares used in calculation - basic	25,286	19,449	22,353	14,604
Shares issuable for stock options and warrants		8,717
Shares used in calculation - diluted	25,286	28,166
Net income (loss) per share from continuing operations
Basic (in Dollars per share)	$ (0.01)	$ 0.12
Diluted (in Dollars per share)	$ (0.01)	$ 0.08
Net loss per share from discontinued operations
Basic (in Dollars per share)		$ (0.01)
Diluted (in Dollars per share)		$ (0.01)